Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Property and equipment, gross | ¥		¥ 9,366	¥ 6,618
Less: Accumulated depreciation | ¥		(4,590)	(2,592)
Property and equipment, net | ¥		4,776	4,026
US$ [Member]
Property and equipment, gross | $	$ 1,326
Less: Accumulated depreciation | $	(650)
Property and equipment, net | $	676
Furniture, office equipment
Property and equipment, gross | ¥		2,966	2,667
Furniture, office equipment | US$ [Member]
Property and equipment, gross | $	420
Leasehold improvements [Member]
Property and equipment, gross | ¥		5,481	3,951
Leasehold improvements [Member] | US$ [Member]
Property and equipment, gross | $	776
Motor vehicles [Member]
Property and equipment, gross | ¥		¥ 919
Motor vehicles [Member] | US$ [Member]
Property and equipment, gross | $	$ 130